As filed with the Securities and Exchange Commission on October 30, 2003.

                                                                       File Nos.
                                                                         2-67480
                                                                        811-3052

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.

    Post Effective Amendment No.  28                          (X)
                                ------

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No. 25                                         (X)
                 ----

                          FRANKLIN FEDERAL MONEY FUND
                          ---------------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of
              Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                          --------------

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 1, 2003   pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendments.

The Money Market Portfolios (the Master Fund) has executed this Registration Statement.




NOVEMBER 1, 2003

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

FRANKLIN FEDERAL MONEY FUND








[Insert FRANKLIN(R)TEMPLETON(R)INVESTMENTS logo]








CONTENTS

THE FUND

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INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
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 2  Goal and Strategies

 3  Main Risks

 4  Performance

 5  Fees and Expenses

 6  Management

 7  Distributions and Taxes


 9  Financial Highlights


YOUR ACCOUNT

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INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
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10  Buying Shares

14  Investor Services

19  Selling Shares

23  Account Policies

27  Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
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Back Cover

THE FUND

GOAL AND STRATEGIES

GOAL The Fund's investment goal is to obtain as high a level of current income as is consistent with capital preservation and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests, through The U.S. Government Securities Money Market Portfolio (Portfolio), only in marketable obligations that are issued or guaranteed by the U.S. government or that carry a guarantee that is supported by the full faith and credit of the U.S. government, repurchase agreements collateralized by these securities, and stripped securities (which are separate income and principal components of a debt security). It is the Fund's present policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by these securities. A repurchase agreement is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o  with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services
  (or comparable unrated securities).

MAIN RISKS

INCOME Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

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Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Directors, at any time, considers it to be in the Fund's best interest.





PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1/

 [Insert bar graph]


2.20%  3.36%   5.06%  4.64%   4.74%   4.71%   4.31%   5.49%   3.39%   1.05%
------------------------------------------------------------------------------
 93     94      95     96      97      98      99      00      01      02
                                    YEAR

Best Quarter:       Q4 '00             1.43%
Worst Quarter:      Q4 '02             0.19%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2002

                                  1 YEAR         5 YEARS         10 YEARS
------------------------------------------------------------------------------
Franklin Federal Money Fund       1.05%          3.78%            3.89%


1. As of September 30, 2003, the Fund's year-to-date return was 0.29%. All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call 1-800/DIAL BEN(R).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1/


Management fees                                 0.57%
Other expenses/2/                               0.24%
                                             -----------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.81%
                                             ===========


1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The U.S. Government Securities Money Market Portfolio.


2. The "Other expenses" information in the table has been restated to reflect current fees and expenses.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR             3 YEARS         5 YEARS         10 YEARS
---------------------------------------------------------------
 $83                $259            $450            $1,002


MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $301 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2003, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets. Under an agreement by the manager to limit its fees, the manager waived less than 0.01% of its fees. The manager may end this arrangement at any time upon notice to the Fund's Board of Directors.


DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS The Fund typically declares and pays income dividends each day that its net asset value is calculated. The Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee the Fund will pay dividends.


ANNUAL STATEMENTS Every January, you will receive a statement that shows the tax status of dividends you received the previous year. Dividends declared in December but paid in January are taxable as if they were paid in December.


TAX CONSIDERATIONS In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash.

BACKUP WITHHOLDING

By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

o  provide your correct social security or taxpayer identification number,
o  certify that this number is correct,
o  certify that you are not subject to backup withholding, and
o  certify that you are a U.S. person (including a U.S. resident alien).


The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid.

OTHER TAX INFORMATION For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale. Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares.


Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

FINANCIAL HIGHLIGHTS

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                                                        YEAR ENDED JUNE 30,
------------------------------------------------------------------------------------------------
                                              2003        2002       2001      2000      1999
------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year             1.00       1.00       1.00      1.00      1.00
                                           -----------------------------------------------------
Net investment income                          .007       .018       .050      .048      .042
Distributions from net investment income
                                              (.007)     (.018)     (.050)    (.048)    (.042)
                                           -----------------------------------------------------
Net asset value, end of year                   1.00       1.00       1.00      1.00      1.00
                                           -----------------------------------------------------
Total return (%)                               0.70       1.79       5.08      4.87      4.32

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)         125,130    141,058    132,916   147,938   144,387
Ratios to average net assets: (%)
  Expenses/1/                                   .80        .77        .79       .76       .78
  Expenses excluding waiver and payments
    by affiliate/1/                             .81        .78        .80       .77       .78
  Net investment income                         .70       1.74       5.01      4.74      4.23


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

YOUR ACCOUNT

BUYING SHARES

MINIMUM INVESTMENTS
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                                                   INITIAL        ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                                  $1,000            $50
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Automatic investment plans                        $50               $50
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UGMA/UTMA accounts                                $100              $50
-------------------------------------------------------------------------------

Employer Sponsored Retirement Plans               no minimum        $25
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IRAs, IRA rollovers, Coverdell Education
Savings Plans or Roth IRAs                        $250              $50

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Broker-dealer sponsored wrap account programs     $250              $50
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Full-time employees, officers, trustees and
directors of Franklin Templeton entities, and
their immediate family members                    $100              $50
-------------------------------------------------------------------------------

     PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN
                          YOUR STATE OR JURISDICTION.

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FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.
[End callout]

Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The U.S. Government Securities Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.


ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 14). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.




BUYING SHARES

---------------------------------- ---------------------------------------- -------------------------------------------
                                   OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
---------------------------------- ---------------------------------------- -------------------------------------------
THROUGH YOUR INVESTMENT            Contact your investment representative   Contact your investment representative
REPRESENTATIVE
---------------------------------- ---------------------------------------- -------------------------------------------
                                   If you have another Franklin Templeton   Before requesting a telephone or online
BY PHONE/ONLINE                    fund account with your bank account      purchase into an existing account, please
                                   information on file, you may open a      make sure we have your bank account
(Up to $100,000 per                new account by phone. At this time, a    information on file. If we do not have
shareholder  per day)              new account may not be opened online.    this information, you will need to send
                                                                            written instructions with your bank's
1-800/632-2301                     To make a same day investment, your      name and address, a voided check or
                                   phone order must be received and         savings account deposit slip, and a
franklintempleton.com              accepted by us by 3:00 p.m. Pacific      signature guarantee if the bank and Fund
                                   time.                                    accounts do not have at least one common
NOTE:  CERTAIN ACCOUNT TYPES                                                owner.
ARE NOT AVAILABLE FOR ONLINE
ACCOUNT ACCESS                                                              If you have online access, you will be able
                                                                            to add or change bank account information
                                                                            that we can use to process additional purchases
                                                                            into you Franklin Templeton account.

                                                                            To make a same day investment, your phone or
                                                                            online order must be received and accepted
                                                                            by us by 3:00 p.m. Pacific time.
---------------------------------- ---------------------------------------- -------------------------------------------
                                   Make your check, Federal Reserve Draft   Make your check payable to Franklin
BY MAIL                            or negotiable bank draft payable to      Federal Money Fund. Include your account
                                   Franklin Federal Money Fund.             number on the check.
                                   Instruments drawn on other mutual
                                   funds may not be accepted.               Fill out the deposit slip from your
                                                                            account statement or checkbook. If you do
                                   Mail the check or draft and your         not have a slip, include a note with your
                                   signed application to Investor           name, the Fund name, and your account
                                   Services.                                number.

                                                                            Mail the check and deposit slip or note
                                                                            to Investor Services.
---------------------------------- ---------------------------------------- -------------------------------------------
                                   Call to receive a wire control number    Call to receive a wire control number and
                                   and wire instructions.                   wire instructions.
BY WIRE

                                   Wire the funds and mail your signed      To make a same day wire investment,
1-800/632-2301                     application to Investor Services.        please make sure we receive your order by
(or 1-650/312-2000 collect)        Please include the wire control number   3:00 p.m. Pacific time.
                                   or your new account number on the
                                   application.

                                   To make a same day wire investment, please make sure we receive your order by 3:00 p.m.
                                   Pacific time.

---------------------------------- ---------------------------------------- -------------------------------------------
                                   Call Shareholder Services at             Call Shareholder Services at
                                   1-800/632-2301, or send signed written   1-800/632-2301 or our automated TeleFACTS
BY EXCHANGE                        instructions.   You also may place an    system, or send signed written
                                   online exchange order. The TeleFACTS     instructions. You also may place an
TeleFACTS(R)                       system cannot be used to open a new      online exchange order.
1-800/247-1753                     account.
(around-the-clock access)                                                   (Please see page 17 for information on
                                   (Please see page 17 for information on   exchanges.)
franklintempleton.com              exchanges.)


---------------------------------- ---------------------------------------- -------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 33096,
                          ST. PETERSBURG, FL 33733-8096
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
   OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT FRANKLINTEMPLETON.COM

INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for a Coverdell Education Savings Plan) with your application.


AUTOMATIC PAYROLL DEDUCTION You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the Fund in an existing account in the Fund or in the same share class of another Franklin Templeton fund. Any initial sales charges or contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.


TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN(R).


CHECK WRITING PRIVILEGES You may request redemption drafts (checks) free of charge on your account application or, for an existing account, by calling our TeleFACTS system. Check writing privileges allow you to write checks against your account and are available unless you hold share certificates.

For security reasons and reasons related to the requirements of check processing systems, the Fund can only accept checks ordered from the Fund. The Fund cannot be responsible for any check not ordered from the Fund that is returned unpaid to the payee.


TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; add or change your bank account information (online only); and, add or change account services (including distribution options, systematic withdrawal plans, automatic investment plans and ordering money fund checks).


To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class.* If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.


This exchange privilege is not intended as a means to facilitate short-term trading. Because excessive trading can hurt fund performance, portfolio management and shareholders of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or
(ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timing" on page 25). In furtherance of this general prohibition on excessive trading, there can be no more than two (2) "roundtrips" involving shares of the Fund during any three (3) month period or one (1) "roundtrip" within any thirty (30) day period. A "roundtrip" is a redemption of Fund shares followed by a purchase of Fund shares (excluding regularly scheduled redemptions and purchases resulting from automatic redemption and/or automatic investment plans established with the Fund's transfer agent, an "Omnibus Account Shareholder" or an "IRS Plan Shareholder" [as those terms are defined below]).

These exchange limitations apply to Fund shareholders of record and to any person (a "Beneficial Owner") who:

o Has a beneficial interest in Fund shares issued to (i) a broker-dealer or other financial institution that maintains a master account with the Fund in the institution's name on behalf of numerous beneficial owners (referred to as an "Omnibus Account Shareholder"); or (ii) an IRS recognized tax-deferred savings plan such as an employer sponsored retirement plan (including, for example, a 401(k) profit sharing plan) and an IRS Section 529 college savings plan (referred to as an "IRS Plan Shareholder"); and

o Has been given by, as applicable, the Omnibus Account Shareholder or the IRS Plan Shareholder the independent and exclusive authority to direct the investment of his or her interest in Fund shares, including the authority to direct the exchange of his or her interest in Fund shares for shares of another Franklin Templeton fund.

If the Fund rejects an exchange request involving shares of the Fund, the purchase or sale side of the rejected exchange request that involves another fund will also be rejected.


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so. Retirement plan assets temporarily invested in the Fund and not previously subject to a sales charge in another Franklin Templeton fund may be exchanged for Class C shares of another Franklin Templeton fund. The time the shares were held in the Fund will not count towards the CDSC holding period for the Class C shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING SHARES BY CHECK For accounts with check writing privileges, you may make checks payable to any person and for any amount of $500 or more. We will impose a $10 charge against your account if you write a check for an amount less than $500. Since you will not know the exact amount in your account on the day a check is presented for payment, a check should not be used to close your account.

When a check is presented for payment, we will redeem an equivalent number of shares in your account to cover the amount of the check. The shares will be redeemed at the net asset value next determined after we receive the check, as long as the amount of the check does not exceed the number of available shares in your account. The available shares may not include recently purchased shares if the check, draft or wire/electronic funds transfer used as payment for the shares has not yet cleared. If we receive a check written for an amount that exceeds the total value of the shares in your account, the check may be returned unpaid and we will impose a $10 charge against your account. The total value of the shares in your account is calculated at the time the check is presented to us for processing.

The checks are drawn through Bank of America, N.A. Bank of America may end this service at any time upon notice to you. You generally will not be able to convert a check drawn on your Fund account into a certified or cashier's check by presenting it at the bank.

STOPPING PAYMENT ON A CHECK. Should you want to stop payment on a check, you must notify us by phone or in writing. Since the Fund is not a bank, we cannot assure you that a stop payment request will be effective. We will use our best efforts, however, to see that these requests are carried out.

FRANKLIN TEMPLETON CASH ADVANTAGE CARD You may use your Franklin Templeton Cash Advantage Card (Cash Advantage Card), which is a Platinum MasterCard, to purchase merchandise or services at participating establishments or to obtain cash advances from any participating bank. The Cash Advantage Card, which is issued by Franklin Templeton Bank & Trust (Bank), gives you easy access to your assets in the Fund through automatic fund transfers from your linked Fund account. You may charge any amount up to your maximum balance in the linked Fund account anywhere MasterCard is accepted, including getting cash at ATMs worldwide.

You must maintain a value of Fund shares in your account equal to at least 100% of the outstanding and unpaid balance of your Cash Advantage Card. If this value is not maintained, the Bank may request that you increase the number of Fund shares or reduce the principal balance on your Cash Advantage Card. You may not use the Cash Advantage Card to charge purchases or take cash advances in excess of the value of shares in your linked Fund account. The Bank will redeem Fund shares monthly from your account to cover outstanding balances due.

See the Franklin Templeton Cash Advantage Card Agreement and Disclosure Statement included with your card for complete details. Use of the card is subject to the terms and conditions described in this Agreement and Disclosure Statement.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 59 1/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
------------------------------------- -----------------------------------------
                                       TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------- -----------------------------------------
THROUGH YOUR INVESTMENT               Contact your investment representative
REPRESENTATIVE
------------------------------------- -----------------------------------------
                                      Send written instructions and endorsed
BY MAIL                               share certificates (if you  hold
                                      share certificates) to Investor Services.
                                      Corporate, partnership or trust accounts may need to send additional documents.

                                      Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                                      A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

------------------------------------- -----------------------------------------
                                      As long as your transaction is for
BY PHONE/ONLINE                       $100,000 or less, you do not hold share
                                      certificates and you have not changed your
1-800/632-2301                        address by phone or online within the
                                      last 15 days, you can sell your shares by
franklintempleton.com                 phone or online.

                                      A check will be mailed to the name(s) and
                                      address on the account. Written
                                      instructions, with a signature guarantee,
                                      are required to send the check to another
                                      address or to make it payable to another
                                      person.
------------------------------------- -----------------------------------------

                                      You can call, write, or visit us online
BY ELECTRONIC FUNDS                   to have redemption proceeds sent to a
TRANSFER (ACH)                        bank account. See the policies at left
                                      for selling shares by mail, phone, or
                                      online.

                                      Before requesting to have redemption
                                      proceeds sent to a bank account, please
                                      make sure we have your bank account
                                      information on file. If we do not have
                                      this information, you will need to provide the banking instructions online or send written instructions with your bank's name, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.


                                      If we receive your request in proper form
                                      by 3:00 p.m. Pacific time, proceeds sent
                                      by ACH generally will be available within
                                      two to three business days.
------------------------------------- -----------------------------------------
                                      Obtain a current prospectus for the fund
BY EXCHANGE                           you are considering. Prospectuses are
                                      available online at franklintempleton.com.


TeleFACTS(R)                          Call Shareholder Services at the number
1-800/247-1753                        below or our automated TeleFACTS system,
(around-the-clock access)             or send signed written instructions. You
                                      also may place an exchange order online.
                                      See the policies at left for selling
                                      shares by mail, phone, or online.


                                      If you hold share certificates, you will
                                      need to return them to the Fund before
                                      your exchange can be processed.
------------------------------------- -----------------------------------------
              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 33096,
                          ST. PETERSBURG, FL 33733-8096
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)
   OR VISIT US ONLINE 24 HOURS A DAY, 7 DAYS A WEEK, AT FRANKLINTEMPLETON.COM

ACCOUNT POLICIES

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) is open and, alternatively, if the NYSE is closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.


STATEMENTS, REPORTS AND PROSPECTUSES You will receive monthly account statements that show all your account transactions during the month.


You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.


If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 15).


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMING Shares of the Fund are not offered, nor is the Fund managed or intended to serve as, a vehicle for frequent trading that seeks to take advantage of short-term fluctuations in the securities market. This type of trading activity is often referred to as "market timing" and could result in actual or potential harm to the Fund's shareholders. Accordingly, the Fund may reject any purchase of Fund shares that the Fund reasonably believes may represent a pattern of market timing activity involving the Fund alone or involving the Fund together with one or more other Franklin Templeton fund.


ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

o The Fund may modify, suspend, or terminate telephone/online privileges at any time.

o At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Fund may modify or discontinue the exchange privilege on 60 days' notice.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at P.O. Box 33096, St. Petersburg, FL 33733-8096. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                    HOURS (PACIFIC TIME,
DEPARTMENT NAME           TELEPHONE NUMBER       MONDAY THROUGH FRIDAY)
------------------------------------- -----------------------------------------
Shareholder Services       1-800/632-2301      5:30 a.m. to 5:00 p.m.
                                               6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information           1-800/DIAL BEN(R)   5:30 a.m. to 5:00 p.m.
                          (1-800/342-5236)     6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services        1-800/527-2020      5:30 a.m. to 5:00 p.m.
Advisor Services           1-800/524-4040      5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563      6:00 a.m. to 4:00 p.m.
TDD (hearing impaired)     1-800/851-0637      5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)    1-800/247-1753     (around-the-clock access)








FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS logo]
One Franklin Parkway, San Mateo, CA 94403-1906
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETON.COM

(GAIN FROM OUR PERSPECTIVE(R))

Investment Company Act file #811-3052                        113 P 11/03















FRANKLIN FEDERAL MONEY FUND

STATEMENT OF ADDITIONAL INFORMATION


NOVEMBER 1, 2003


[Insert Franklin Templeton Investments logo]

P.O. BOX 33096, ST. PETERSBURG, FL 33733-8096           1-800/DIAL BEN(R)
-------------------------------------------------------------------------------


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2003, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2003, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN(R) (1-800/342-5236).


CONTENTS

Goal, Strategies and Risks . . . . . . . . . ..  2
Officers and Directors . . . . . . . . . . . ..  5


Management and Other Services . . . . . . . . .  9


Portfolio Transactions . . . . . . . . . . . .  12
Distributions and Taxes . . . . . . . . . . . . 12
Organization, Voting Rights
   and Principal Holders . . . . . . . . . . . .13
Buying and Selling Shares . . . . . . . . . .  .13
Pricing Shares . . . . . . . . . . . . . . . . .16
The Underwriter . . . . . . . . . . . . . . . . 16


Performance . . . . . . . . . . . . . . . . . . 17
Miscellaneous Information . . . . . . . . . . . 18


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

GOAL, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of directors without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is to obtain as high a level of current income as is consistent with capital preservation and liquidity. The Fund also tries to maintain a stable $1 share price.


The Fund seeks to achieve its investment goal by investing all of its assets in shares of The U.S. Government Securities Money Market Portfolio (Portfolio), a series of The Money Market Portfolios. The Portfolio has the same investment goal and policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Fund.

The Fund may invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee that is supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities, and stripped securities.


The Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 10% of the total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by the real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

6. Purchase securities in private placements or in other transactions, for which there are legal or contractual restrictions on resale and which are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

7. Act as underwriter of securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Fund's officers and directors, or any firm of which any officer or director is a member, as principal, or retain securities of any issuer if, to the knowledge of the Fund, one or more of the Fund's officers, directors, or investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and all of such officers and directors together own beneficially more than 5% of such securities.

The Portfolio's investment restrictions are the same as the Fund's, except as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

The Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 10% of the Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.


8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (TMMP) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to TMMP's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of TMMP, one or more of TMMP's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolio has the following additional fundamental policies:

1. The Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and (b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

2. The Portfolio may invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities, and stripped securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. It is the Fund's policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by such securities. This policy may only be changed upon 30 days' written notice to shareholders and to the National Association of Insurance Commissioners.

2. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury.

3. The Fund will not make any new investments while any outstanding loans exceed 5% of its total assets.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS


The following is a description of the various types of securities the Fund, investing through the Portfolio, may buy.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.


LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of directors, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio.


The Fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.


If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of directors considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

OFFICERS AND DIRECTORS
------------------------------------------------------------------------------
The Fund has a board of directors. Each director will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.


INDEPENDENT BOARD MEMBERS
--------------------------

                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                           FUND COMPLEX
                                           LENGTH OF        OVERSEEN BY*
NAME, AGE AND ADDRESS     POSITION        TIME SERVED     BOARD MEMEBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------- ---------------- ----------------------------
Frank H. Abbott, III      Director        Since 1975           115            None
(82)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
-------------------------------------------------------------------------------------------------------------
Harris J. Ashton          Director        Since 1982           142            Director, Bar-S Foods
(71)                                                                          (meat packing company).
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Robert F. Carlson (75)    Director        Since 1998             52           None
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public
Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the
Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
-------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato       Director        Since 1989           143            None
(71)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------
Frank W.T.  LaHaye        Director        Since 1975           115            Director, The California
(74)                                                                          Center for Land Recycling
One Franklin Parkway                                                          (redevelopment).
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General  Partner,  Las Olas L.P.  (Asset  Management);  and FORMERLY,  Chairman,
Peregrine Venture Management Company (venture capital).
-------------------------------------------------------------------------------------------------------------
Gordon S. Macklin         Director        Since 1994           142            Director, White Mountains
(75)                                                                          Insurance Group, Ltd.
One Franklin Parkway                                                          (holding company); Martek
San Mateo, CA                                                                 Biosciences Corporation;
94403-1906                                                                    MedImmune, Inc.
                                                                              (biotechnology);
                                                                              Overstock.com (Internet
                                                                              services); and Spacehab,
                                                                              Inc. (aerospace services);
                                                                              and FORMERLY, Director,
                                                                              MCI Communication
                                                                              Corporation (subsequently
                                                                              known as MCI WorldCom,
                                                                              Inc. and WorldCom, Inc.)
                                                                              (communications services)
                                                                              (1988-2002).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and
FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and
Hambrecht  &  Quist  Group  (investment  banking)  (1987-1992);  and  President,
National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------


                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                           FUND COMPLEX
                                           LENGTH OF        OVERSEEN BY*
NAME, AGE AND ADDRESS     POSITION        TIME SERVED     BOARD MEMEBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------- ---------------- ----------------------------
**Charles B. Johnson      Director        Director since       142            None
(70)                      and Chairman    1975 and
One Franklin Parkway      of the Board    Chairman
San Mateo, CA                             of the Board
94403-1906                                since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson,      Director,       Director since       125            None
Jr. (63)                  President       1975, President
One Franklin Parkway      and Chief       since 1993 and
San Mateo, CA             Executive       Chief Executive
94403-1906                Officer -       Officer-
                          Investment      Investment
                          Management      Management
                                          since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 49 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
**William J. Lippman      Director        Since 1994           18             None
(78)
One Parker Plaza,
9th Floor
Fort Lee, NJ 07024

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President,  Franklin Private Client Group, Inc.; President, Franklin
Advisory Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources,  Inc. and of two of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Harmon E. Burns           Vice President  Since 1986       Not Applicable     None
(58)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin  Resources,  Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Martin L. Flanagan        Vice President  Since 1995       Not Applicable    None
(43)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Resources,  Inc.; Senior Vice President and Chief Financial
Officer,  Franklin  Mutual  Advisers,  LLC;  Executive  Vice  President,   Chief
Financial  Officer and  Director,  Templeton  Worldwide,  Inc.;  Executive  Vice
President  and Chief  Operating  Officer,  Templeton  Investment  Counsel,  LLC;
President and Director,  Franklin  Advisers,  Inc.;  Executive  Vice  President,
Franklin  Investment  Advisory  Services,  Inc. and Franklin  Templeton Investor
Services,  LLC;  Chief  Financial  Officer,  Franklin  Advisory  Services,  LLC;
Chairman,  Franklin  Templeton  Services,  LLC; and officer  and/or  director or trustee,  as the case may be,  of some of the  other  subsidiaries  of  Franklin
Resources,  Inc. and of 49 of the  investment  companies  in Franklin  Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill          Senior Vice     Since 2002       Not Applicable     None
(56)                      President and
500 East Broward          Chief Executive
Blvd.                     Officer -Finance
Suite 2100                and Administration
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of 51 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss             Vice President    Since 2000     Not Applicable    None
(56)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and
Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------------------------------------
Barbara J. Green          Vice President  Since 2000       Not Applicable    None
(56)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary
and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Mutual
Advisers, LLC; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the
Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
Michael O.  Magdol      Vice President -      Since 2002       Not Applicable    Director, FTI Banque, Arch
(66)                    AML Compliance                                           Chemicals, Inc. and
600 Fifth Avenue                                                                 Lingnan Foundation.
Rockefeller Center
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Kimberley H.            Treasurer and Chief   Treasurer        Not Applicable    None
Monasterio (39)         Financial Officer     since 2000
One Franklin Parkway                          and Chief
San Mateo, CA                                 Financial
94403-1906                                    Officer since
                                              2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Murray L. Simpson       Vice President and    Since 2000       Not Applicable    None
(66)                    Secretary
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or  director,  as the case may be, of some of the  subsidiaries  of Franklin
Resources,  Inc. and of 51 of the  investment  companies  in Franklin  Templeton
Investments;  and  FORMERLY,  Chief  Executive  Officer and  Managing  Director,
Templeton  Franklin   Investment  Services  (Asia)  Limited  (until  2000);  and
Director, Templeton Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Fund's administrator and distributor. William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of some of the subsidiaries of Resources.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Fund pays noninterested board members $60 per month plus $50 per meeting attended. Board members who serve on the Audit Committee of the Fund and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Fund. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Fund are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Fund and by Franklin Templeton Investments.


                                                                 NUMBER OF
                                            TOTAL FEES           BOARDS IN
                                            RECEIVED            FRANKLIN
                                              FROM              TEMPLETON
                          TOTAL FEES        FRANKLIN            INVESTMENTS
                           THE FROM         TEMPLETON            ON WHICH
NAME                      FUND/1/ ($)     INVESTMENTS/2/ ($)    EACH SERVES/3/
-------------------------------- ---------------------------------------------
Frank H. Abbott,III          992            164,214                  29
Harris J. Ashton           1,016            372,100                  46
Robert F. Carlson          1,271             95,070                  15
S. Joseph Fortunato          953            372,941                  47
Frank W.T. LaHaye            942            164,214                  29
Gordon S. Macklin            970            363,512                  46

1. For the fiscal year ended June 30, 2003.

2. For the calendar year ended December 31, 2002.

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc.(Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and the Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2002.


INDEPENDENT BOARD MEMBERS

                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                       SECURITIES IN ALL FUNDS
                                   DOLLAR RANGE OF      OVERSEEN BY THE BOARD
                                 EQUITY SECURITIES      MEMBER IN THE FRANKLIN
NAME OF BOARD MEMBER               IN THE FUND          TEMPLETON FUND COMPLEX
-------------------------------------------------------------------------------

Frank H. Abbott, III                  None                 Over $100,000
-------------------------------------------------------------------------------

Harris J. Ashton                 $10,001 - $50,000         Over $100,000
-------------------------------------------------------------------------------
Robert F. Carlson                     None                 Over $100,000
-------------------------------------------------------------------------------

S. Joseph Fortunato                   None                 Over $100,000

-------------------------------------------------------------------------------
Frank W.T. LaHaye                     None                 Over $100,000
-------------------------------------------------------------------------------
Gordon S. Macklin                     None                 Over $100,000
-------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS

                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                       SECURITIES IN ALL FUNDS
                                   DOLLAR RANGE OF      OVERSEEN BY THE BOARD
                                 EQUITY SECURITIES      MEMBER IN THE FRANKLIN
NAME OF BOARD MEMBER               IN THE FUND          TEMPLETON FUND COMPLEX
-------------------------------------------------------------------------------
Charles B. Johnson                    None                 Over $100,000
-------------------------------------------------------------------------------
Rupert H. Johnson, Jr.                None                 Over $100,000

-------------------------------------------------------------------------------
William J. Lippman                    None                 Over $100,000
-------------------------------------------------------------------------------

BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Fund's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Directors of the Fund: Frank H. Abbott, III, Robert F. Carlson, and Frank W.T. LaHaye. The Nominating Committee is comprised of the following
Independent Directors of the Fund: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin.

The Fund's Nominating Committee sets directors' fees and is responsible for the nomination of directors to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Fund's address at:

P.O. Box 997151
Sacramento, CA 95899-9983


During the fiscal year ended June 30, 2003, the Audit Committee met five times; the Nominating Committee did not meet.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The U.S. Government Securities Money Market Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Portfolio to acquire or hold that security.


The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the Portfolio's board, including a majority of noninterested or independent directors, approved renewal of the Portfolio's management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Portfolio's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Portfolio's investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Portfolio's investment performance and expenses with those of other mutual funds deemed comparable to the Portfolio as selected by the independent third party analyst as well as information relating to the manager's profitability.


In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Portfolio's board, including a majority of independent directors, concluded that continuance of the management agreement was appropriate and in the best interest of Portfolio shareholders. In reaching this decision, the Portfolio's board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the Portfolio was considered in reference to a peer group of U.S. Treasury money market funds, as selected by the independent third party analyst.


o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Portfolio in relation to those within the relevant peer group of U.S. Treasury money market funds, as selected by the independent third party analyst. Emphasis is placed on the Portfolio's overall comparative expense ratio within such peer group in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Portfolio under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships. In addition, recognition was given to costs resulting from check writing and exchange privileges given shareholders and the fact that the Fund largely functions as a temporary investment vehicle for investors within the Franklin Templeton family of funds.


o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Portfolio investment policies and restrictions, as well as the code of ethics which governs personal securities trading by Portfolio management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Fund under separate agreements with the manager and its affiliates. In performing this evaluation, the Portfolio's board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the directors, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The Portfolio's board also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.


o MANAGER'S PROFITABILITY. The directors considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Portfolio. In doing so, the directors considered materials and reports prepared annually by the manager that address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Portfolio. The Portfolio's board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized by the Portfolio's independent auditors. The
     Portfolio's board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Portfolio operations, including the allocation of Portfolio brokerage and the use of "soft" commission dollars to pay for research and other similar services. The directors also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES The Portfolio pays the manager a fee equal to an annual rate of
0.15 of 1% of the value of the Portfolio's average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:

                                 MANAGEMENT FEES PAID ($)/1/
------------------- ----------------------------------------------------

2003                                      297,052
2002                                      294,523
2001                                      272,844

1. For the fiscal years ended June 30, 2003, 2002 and 2001, management fees, before any advance waiver, totaled $322,526, $322,365 and $299,761, respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES The Fund pays Advisers a monthly fee equal to an annual rate of:

o 91/200 of 1% for the first $100 million of its average daily net assets;
o 33/100 of 1% of its average daily net assets over $100 million up to and including $250 million; and
o 7/25 of 1% of its average daily net assets in excess of $250 million.

During the last three fiscal years ended June 30, the Fund paid Advisers the following administration fees:

                                ADMINISTRATION FEES PAID ($)
  ------------------ ----------------------------------------------------

  2003                                     586,963
  2002                                     601,699
  2001                                     587,401


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services at P.O. Box 33096, St. Petersburg, FL 33716-1205.


Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

The Fund may also pay servicing fees to certain financial institutions that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an employer sponsored retirement plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.


CUSTODIAN Investor Services, as the transfer agent for The U.S. Government Securities Money Market Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Fund's independent auditor. The auditor gives an opinion on the financial statements included in the Fund's Annual Report to Shareholders and reviews the Fund's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
------------------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


During the fiscal years ended June 30, 2003, 2002 and 2001, the Portfolio did not pay any brokerage commissions.


As of June 30, 2003, neither the Fund nor the Portfolio owned securities of their regular broker-dealers.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME The Fund receives taxable income generally in the form of dividends on its investment in the Portfolio. The Fund may also earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays from this income will be taxable to you as ordinary income.


The Portfolio earns taxable income from many sources, including interest on U.S. Government obligations, stripped securities, repurchase agreements, and ordinary income from the sale of market discount bonds.

DISTRIBUTIONS OF CAPITAL GAINS The Portfolio may derive capital gains and losses in connection with sales of its portfolio securities. Distributions from the Portfolio's net short-term capital gains (if any) will be taxable to the Fund and, in turn, to you as ordinary income. Because the Portfolio and the Fund are both money funds, neither anticipates realizing any long-term capital gains.

MAINTAINING A $1 SHARE PRICE Gains and losses on the Fund's investment in shares of the Portfolio and unrealized appreciation or depreciation in the value of these shares may require the Fund to adjust its dividends to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.


2003 TAX ACT On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003. Under this Act, certain dividend income paid to you by a fund will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from dividends received by a fund after December 31, 2002 from domestic corporations and qualified foreign corporations will be permitted this favored federal tax treatment. Because the Portfolio receives its income primarily from its investment in short-term debt securities and passes this income through to the Fund, neither the Portfolio nor the Fund anticipate that any of its income will be qualified dividend income, and that all of the Fund's income dividends to you will continue to be taxed at the higher ordinary income tax rates.

INFORMATION ON THE TAX CHARACTER OF DIVIDENDS The Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31 (if any); and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale of your shares.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Portfolio's income is derived primarily from interest rather than dividends, generally none of its distributions to the Fund will be eligible for the corporate dividends-received deduction. Likewise, generally none of the Fund's distributions to you will be eligible for this deduction.


U.S. GOVERNMENT SECURITIES States generally grant tax-free status to dividends paid from interest earned on certain U.S. government securities. The Fund, however, does not anticipate that any of its distributions will be exempt from state and local taxes because the Fund invests in U.S. government securities only indirectly by investing in the Portfolio.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to the Fund by the Portfolio, and, in turn, by the Fund to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

The Fund is an open-end management investment company, commonly called a mutual fund. The Fund was organized as a California corporation on April 8, 1980, and is registered with the SEC.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Fund has cumulative voting rights. For board member elections, this means the number of votes you will have is equal to the number of shares you own times the number of board members to be elected. You may cast all of your votes for one candidate or distribute your votes between two or more candidates.

The Fund does not intend to hold annual shareholder meetings. The Fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of the Fund.


As of October 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.



BUYING AND SELLING SHARES
------------------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.


DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton funds. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.


Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued for fractional shares at any time. No certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.



Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the Fund's expenses.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
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When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) is open and, alternatively, if the NYSE is closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. National holidays include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The valuation of the Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
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Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

For the last three fiscal years ended June 30, Distributors received no payment in connection with redemptions or repurchases of shares of the Fund.

Distributors received no other compensation from the Fund for acting as underwriter.

PERFORMANCE
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Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended June 30, 2003, were:

1 YEAR (%)          5 YEARS (%)          10 YEARS (%)
------------------- -------------------- --------------------
0.70                3.34                 3.80


The following SEC formula was used to calculate these figures:

                                 P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2003, was 0.21%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2003, was 0.21%.


The following SEC formula was used to calculate this figure:

Effective yield = [(Base period return + 1)365/7] - 1

OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o    Lipper, Inc. - Mutual Fund Performance Analysis, Lipper - Fixed
     Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
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The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $301 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 104 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.







                          FRANKLIN FEDERAL MONEY FUND
                               FILE NOS. 2-67480
                                   811-3052

                                    FORM N-1A

                                     PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS

      The following exhibits are incorporated by reference, to the previously filed document below, except as noted:

      (a)  Articles of Incorporation

           (i)  Articles of Incorporation dated April 7, 1980 Filing:
                Post-Effective Amendment No. 20 to Registration Statement on Form N-1A File No. 2-67480 Filing Date: August 31, 1995

           (ii) Certificate of Amendment to Articles of Incorporation dated March 12, 1981 Filing: Post-Effective Amendment No. 20 to Registration
                Statement on Form N-1A
                File No. 2-67480
                Filing Date: August 31, 1995

      (b)  By-Laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 2-67480
                Filing Date: August 31, 1995

           (ii) Amendment to By-Laws dated November 17, 1987 Filing:
                Post-Effective Amendment No. 20 to Registration Statement on Form N-1A File No. 2-67480 Filing Date: August 31, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

(d)   Investment Advisory Contracts

           Not Applicable

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 2-67480
                Filing Date: August 31, 1995

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 2-67480
                Filing Date: October 30, 2002

           (iii)Amendment of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.
                dated January 12, 1999
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 2-67480
                Filing Date: October 30, 2002

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A File No. 2-67480 Filing Date: October 29, 1996

           (ii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 2-67480 Filing Date: October 29, 1997

           (iii)Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A File No. 2-67480 Filing Date: October 29, 1998

           (iv) Amendment dated September 2, 2003 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

           (v) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 26 to Registrant Statement on Form N-1A File No. 2-67480 Filing Date: October 29, 2001

           (vi) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A File No. 2-67480 Filing Date: October 29, 1996

          (vii) Amendment dated September 2003, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York

         (viii) Amendment dated May 2003, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York

      (h)       Other Material Contracts

                Not Applicable

      (i)       Legal Opinion

          (i)   Opinion and Consent of Counsel dated October 26, 1998
                Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                File No. 2-67480
                Filing Date: October 29, 1998

      (j)       Other Opinion

           (i) Consent of Independent Auditors for Franklin Federal Money Fund and The Money Market Portfolios

      (k)  Omitted Financial Statements

                Not Applicable

      (l)  Initial Capital Agreements

                Not Applicable

      (m)       Rule 12b-1 Plan

                Not Applicable

      (o)  Rule 18f-3 Plan

                Not Applicable

      (p)  Code of Ethics

           (i)  Code of Ethics dated May 2003

      (q)  Power of Attorney

           (i) Power of Attorney for Franklin Federal Money Fund dated November 2002

           (ii) Power of Attorney for The Money Market Portfolios dated November 2002

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Articles of Incorporation, By-Laws, Administration Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers) also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906

ITEM 29.   MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2003.

                                    FRANKLIN FEDERAL MONEY FUND
                                    (Registrant)

                                    By: /s/David P. Goss
                                           Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*                 Director and Chief Executive
-----------------------                 Officer-Investment Management
Rupert H. Johnson, Jr.                  Dated: October 29, 2003

JIMMY D. GAMBILL*                       Chief Executive Officer-Finance
-----------------                       and Administration
Jimmy D. Gambill                        Dated: October 29, 2003

KIMBERLEY H. MONASTERIO*                Treasurer and Chief Financial
------------------------                Officer
Kimberley H. Monasterio                 Dated: October 29, 2003

FRANK H. ABBOTT III*                    Director
-------------------                     Dated: October 29, 2003
Frank H. Abbott III

HARRIS J. ASHTON*                       Director
----------------                        Dated: October 29, 2003
Harris J. Ashton

ROBERT F. CARLSON*                      Director
------------------                      Dated: October 29, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*                    Director
--------------------                    Dated: October 29, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*                     Director
------------------                      Dated: October 29, 2003
Charles B. Johnson

FRANK W.T. LAHAYE*                      Director
-----------------                       Dated: October 29, 2003
Frank W.T. LaHaye

WILLIAM J. LIPPMAN*                     Director
------------------                      Dated: October 29, 2003
William J. Lippman

GORDON S. MACKLIN*                      Director
------------------                      Dated: October 29, 2003
Gordon S. Macklin




*By /s/David P. Goss, Attorney-in-Fact
    (Pursuant to Power of Attorney filed herewith)



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Federal Money Fund and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 2003.

                                    THE MONEY MARKET PORTFOLIOS

                                    By:  /s/David P. Goss
                                            Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*            Trustee, Chief Executive
-----------------------            Officer-Investment Management
Rupert H. Johnson, Jr.             Dated: October 29, 2003

JIMMY D. GAMBILL*                  Chief Executive Officer-Finance
-----------------                  and Administration
Jimmy D. Gambill                   Dated: October 29, 2003

KIMBERLEY H. MONASTERIO*           Chief Financial Officer
------------------------           and Administration
Kimberley H. Monasterio            Dated: October 29, 2003

FRANK H. ABBOTT III*               Trustee
--------------------               and Administration
Frank H. Abbott III                Dated: October 29, 2003

HARRIS J. ASHTON*                  Trustee
-----------------                  Dated: October 29, 2003
Harris J. Ashton

ROBERT F. CARLSON*                 Trustee
------------------                 Dated: October 29, 2003
Robert F. Carlson

S. JOSEPH FORTUNATO*               Trustee
--------------------               Dated: October 29, 2003
S. Joseph Fortunato

CHARLES B. JOHNSON*                Trustee
-------------------
Charles B. Johnson                 Dated: October 29, 2003

FRANK W.T. LAHAYE*                 Trustee
------------------
Frank W.T. LaHaye                  Dated: October 29, 2003

GORDON S. MACKLIN*                 Trustee
------------------                 Dated: October 29, 2003
Gordon S. Macklin

*By /s/David P. Goss, Attorney-in-Fact
 (Pursuant to Power of Attorney filed herewith)


                          FRANKLIN FEDERAL MONEY FUND
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.         DESCRIPTION                         LOCATION

EX-99.(a)(i)        Articles of Incorporation dated         *
                    April 7, 1980

EX-99.(a)(ii)       Certificate of Amendment to             *
                    Articles of Incorporation dated
                    March 12, 1981

EX-99.(b)(i)        By-Laws                                 *

EX-99.(b)(ii)       Amendment to By-Laws dated              *
                    November 17, 1987

EX-99.(e)(i)        Amended and Restated Distribution       *
                    Agreement between the Registrant
                    and Franklin/Templeton Distributors,
                    Inc., dated April 23, 1995

EX-99.(e)(ii)       Forms of Dealer Agreements              *
                    between Franklin/Templeton
                    Distributors, Inc., and Securities
                    Dealers dated March 1, 1998

EX-99.(e)(iii)      Amendment of Amended and Restated       *
                    Distribution Agreement between
                    Registrant and Franklin/Templeton
                    Distributors, Inc. dated January
                    12, 1999

EX-99.(g)(i)        Master Custody Agreement between        *
                    the Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(g)(ii)       Amendment dated May 7, 1997 to          *
                    the Master Custody Agreement dated
                    February 16, 1996 between Registrant
                    and Bank of New York

EX-99.(g)(iii)      Amendment dated February 27, 1998       *
                    to Master Custody Agreement dated
                    February 16, 1996 between Registrant
                    and Bank of New York

EX-99.(g)(iv)       Amendment dated September 2,            Attached
                    2003, to Exhibit A of the
                    Master Custody Agreement between the
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(g)(v)        Amended and Restated Foreign            *
                    Custody Manager Agreement
                    between the Registrant and Bank of
                    New York made as of May 16, 2001

EX-99.(g)(vi)       Terminal Link Agreement between         *
                    the Registrant and Bank of
                    New York dated February 16, 1996

EX-99.(g)(vii)      Amendment dated September 2003,         Attached
                    to Schedule 1 of the Amended and
                    Restated Foreign Custody Manager
                    Agreement between the Registrant and
                    Bank of New York

EX-99.(g)(viii)     Amendment dated May 20, 2003, to        Attached
                    Schedule 2 of the Amended and
                    Restated Foreign Custody Manager
                    Agreement between the Registrant and
                    Bank of New York

EX-99.(i)(i)        Opinion and Consent of Counsel          *
                    dated October 26, 1998

EX-99.(j)(i)        Consent of Independent Auditors         Attached
                    for Franklin Federal Money Fund
                    and The Money Market Portfolios

EX-99.(p)(i)        Code of Ethics dated May 2003           Attached

EX-99.(q)(i)        Power of Attorney for Franklin          Attached
                    Federal Money Fund dated November
                    2002

EX-99.(q)(ii)       Power of Attorney for The Money         Attached
                    Market Portfolios dated November
                    2002


*Incorporated by reference